Business Combination - Schedule of Fair Value of Assets and Liabilities Recognized as a Result of Acquisition at Acquisition Date (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
HCN Co.,Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Fair value of identifiable assets	₩ 347,971
Cash and cash equivalents	57,322
Trade and other receivables	34,820
Other financial assets	8,847
Finance lease receivables	4,119
Property and equipment	90,895
Investment properties	7,178
Right-of-use assets	2,601
Intangible assets	1,819
Customer relationship (Intangible assets)	125,893
Long-term finance lease receivables	3,108
Other non-current assets	6,644
Investments in associates and joint ventures	2,760
Other non-current financial assets	1,965
Fair value of identifiable liabilities	85,560
Trade and other payables	32,075
Lease liabilities	2,620
Current provisions	345
Current income tax liabilities	2,401
Other current liabilities	2,940
Net defined benefit liabilities	4,535
Deferred income tax liabilities	40,376
Other non-current liabilities	268
Fair value of identifiable net assets	262,411
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Fair value of identifiable assets	92,813
Cash and cash equivalents	7,470
Trade and other receivables	11,533
Property and equipment	21,457
Right-of-use assets	34,254
Intangible assets	3,311
Customer relationship (Intangible assets)	12,964
Deferred income tax assets	1,824
Fair value of identifiable liabilities	82,781
Trade and other payables	22,648
Lease liabilities	40,021
Other current liabilities	680
Deferred income tax liabilities	2,204
Other non-current liabilities	631
Borrowings	16,597
Fair value of identifiable net assets	₩ 10,032